Silver metals delivery agreement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Silver Metals Delivery Agreement [Abstract]
Disclosure of detailed information about contract liability [Table Text Block]
Year
ended
December 31,
2025

Net silver liability, beginning of year	$18,193
Revision from liabilities to retained earnings	(3,625)
Revised net silver liability, beginning of year Revised (1)	14,568
Revaluation of metals liability	22,953
Net silver liability, end of year	$37,521

Current portion	$13,325
Non-current portion	24,196
$37,521